Escrow Deposits - Schedule of Payments Related to Escrow Deposits (Detail) - BRL (R$) R$ in Millions	Dec. 31, 2017	Dec. 31, 2016
Disclosure of escrow deposits [Abstract]
Labor claims	R$ 304	R$ 259
Tax contingencies
Income tax on Interest on Equity	27	24
Pasep and Cofins taxes (1)	1,337	746
ICMS (VAT) credits on PP&E		37
Donations and legacy tax (ITCD)	49	46
Urban property tax (IPTU)	80	80
Finsocial tax	37	37
Income and Social Contr. Tax on indemnity for employees' 'Anuênio' benefit	267	255
Others	117	60
Escrow deposits tax issues, Total	1,914	1,285
Others
Monetary updating on AFAC - Minas Gerais state government (3)		239
Regulatory	60	60
Third party	16	13
Customer relations	6	6
Court embargo	14	8
Others	22	17
Escrow deposits other	118	343
Long term escrow deposit	R$ 2,336	R$ 1,887